Fair Value Measurements - Major Categories of Assets and Liabilities Measured at Fair Value (Detail) (USD $)	Sep. 30, 2013	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	$ 17,071,000	$ 50,928,000	$ 11,988,706	$ 3,347,255
MSRs	132,907,000	99,209,000	42,202,394	17,679,198	7,129,966
Derivative liabilities	23,825,000	19,409,000	1,786,505	1,045,529
Contingent earn-out liability	2,103,000	2,160,000	2,094,854
Measured on a recurring basis | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	7,510,000	13,332,000	10,957,000
Loans held for sale	0
MSRs	0
Total	7,510,000	13,332,000	10,957,000
Contingent earn-out liability	0		0
Total liabilities	0		0
Measured on a recurring basis | Level 1 | Interest Rate Contract | Interest rate lock commitments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	0
Derivative liabilities	0
Measured on a recurring basis | Level 1 | Price Risk Derivative | MBS forward trades
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	0
Derivative liabilities	0		0
Measured on a recurring basis | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	0		0
Loans held for sale	518,858,000	418,000,000	218,623,951	61,728,834
Total			228,826,152	64,030,560
MSRs	0
Total	535,929,000	468,928,000	230,613,000
Contingent earn-out liability	0		0
Total liabilities	23,825,000	19,409,000	1,787,000
Measured on a recurring basis | Level 2 | Interest Rate Contract | Interest rate lock commitments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	16,695,000	4,246,000	11,988,706	3,347,255
Derivative liabilities	94,000	18,166,000
Measured on a recurring basis | Level 2 | Price Risk Derivative | MBS forward trades
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	376,000	46,682,000
Derivative liabilities	23,731,000	1,243,000	1,786,505	1,045,529
Measured on a recurring basis | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	0		0
Loans held for sale	0
MSRs	132,907,000	99,209,000
Total	132,907,000	99,209,000	0
Contingent earn-out liability	2,103,000	2,160,000	2,095,000
Total liabilities	2,103,000	2,160,000	2,095,000
Measured on a recurring basis | Level 3 | Interest Rate Contract | Interest rate lock commitments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	0
Derivative liabilities	0
Measured on a recurring basis | Level 3 | Price Risk Derivative | MBS forward trades
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	0
Derivative liabilities	0		0
Measured on a recurring basis | Total
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	7,510,000	13,332,000	10,957,000
Loans held for sale	518,858,000	418,000,000	218,623,951	61,728,834
Total			228,826,152	64,030,560
MSRs	132,907,000	99,209,000
Total	676,346,000	581,469,000	241,570,000
Contingent earn-out liability	2,103,000	2,160,000	2,095,000
Total liabilities	25,928,000	21,569,000	3,882,000
Measured on a recurring basis | Total | Interest Rate Contract | Interest rate lock commitments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	16,695,000	4,246,000	11,988,706	3,347,255
Derivative liabilities	94,000	18,166,000
Measured on a recurring basis | Total | Price Risk Derivative | MBS forward trades
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	376,000	46,682,000
Derivative liabilities	$ 23,731,000	$ 1,243,000	$ 1,786,505	$ 1,045,529